Summary of Significant Accounting Policies - Summary of Financial Assets and Liabilities Classification of IFRS 9 (Detail)	12 Months Ended
Dec. 31, 2019
Accounts payable [member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets and financial liabilities classification of IFRS 9 [line items]
IFRS 9 Classification	Amortized cost
Accrued expenses [member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets and financial liabilities classification of IFRS 9 [line items]
IFRS 9 Classification	Amortized cost
Notes payable and accrued interest [member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets and financial liabilities classification of IFRS 9 [line items]
IFRS 9 Classification	Amortized cost
Contingent consideration payable [member] | Financial liabilities at fair value, class [member]
Disclosure of financial assets and financial liabilities classification of IFRS 9 [line items]
IFRS 9 Classification	FVTPL
Derivative liabilities [member] | Financial liabilities at fair value, class [member]
Disclosure of financial assets and financial liabilities classification of IFRS 9 [line items]
IFRS 9 Classification	FVTPL
Cash and restricted cash [member] | Financial assets at fair value, class [member]
Disclosure of financial assets and financial liabilities classification of IFRS 9 [line items]
IFRS 9 Classification	FVTPL
Accounts and other receivables [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets and financial liabilities classification of IFRS 9 [line items]
IFRS 9 Classification	Amortized cost
Notes receivable – Accucanna [member] | Financial assets at fair value, class [member]
Disclosure of financial assets and financial liabilities classification of IFRS 9 [line items]
IFRS 9 Classification	FVTPL
Notes receivable [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets and financial liabilities classification of IFRS 9 [line items]
IFRS 9 Classification	Amortized cost
Investments [member] | Financial assets at fair value, class [member]
Disclosure of financial assets and financial liabilities classification of IFRS 9 [line items]
IFRS 9 Classification	FVTPL